SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
SEGMENTAL INFORMATION

9.	SEGMENTAL INFORMATION

We own and operate LNG carriers and FSRUs and provide these services under time charters under varying periods, trades in physical and future LNG contracts, and are in the process of developing our first FLNG. Since the IPO of Golar Partners, we have become a project development company. Our reportable segments consist of the primary services it provides. Although our segments are generally influenced by the same economic factors, each represents a distinct product in the LNG industry. There have not been any intersegment sales during the periods presented. Segment results are evaluated based on net income. The accounting principles for the segments are the same as for our consolidated financial statements. Indirect general and administrative expenses are allocated to each segment based on estimated use.

The split of the organization of the business into three segments is based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure. As of December 31, 2014, we operate in the following three segments:

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Vessel Operations – We own and subsequently charter out LNG carriers and FSRUs on fixed terms to customers. We aggregate our vessel operations into one reportable segment as they exhibit similar expected long-term financial performance.

•
LNG Trading – Provides physical and financial risk management in LNG and gas markets for its customers around the world. Activities include structured services to outside customers, arbitrage service as well as proprietary trading.

•
FLNG - In 2014, we ordered our first floating liquefaction natural gas ("FLNG") vessel based on the conversion of our existing LNG carrier, the Hilli and in December 2014, we signed an agreement for the conversion of the LNG carrier, the Golar Gimi to a FLNGV. Our first FLNG vessel is expected to be delivered in 2017. The costs associated with the conversion of the FLNG vessel has been considered as a separate segment.

The LNG trading operations meets the definition of an operating segment as the business is a financial trading business and its financial results are reported directly to the chief operating decision maker. The LNG trading segment is a distinguishable component of the business from which we earn revenues and incur expenses and whose operating results are regularly reviewed by the chief operating decision maker, and which is subject to risks and rewards different from the vessel operations segment.

FLNG meets the definition of an operating segment as the business is expected to be a distinguishable component of the business from which once the first FLNG is delivered to us, we will earn revenues and incur expenses and whose operating results will be regularly reviewed by the chief operating decision maker, and due to its nature will be subject to risks and rewards different from the vessel operations segment or the LNG Trading.

(in thousands of $)	2014				2013			2012
	Vessel operations	LNG Trading	FLNG*	Total	Vessel operations	LNG Trading	Total	Vessel operations	LNG Trading	Total
Time and voyage charter revenues	95,399	—	—	95,399	90,558	—	90,558	409,593	—	409,593
Vessel and other management fees	10,756	—	—	10,756	9,270	—	9,270	752	—	752
Vessel and voyage operating expenses	(76,910)	—	—	(76,910)	(58,009)	—	(58,009)	(96,525)	—	(96,525)
Administrative expenses	(19,203)	(64)	—	(19,267)	(22,816)	(136)	(22,952)	(23,973)	(1,040)	(25,013)
Impairment of long-term assets	(500)	—	—	(500)	(500)	—	(500)	(500)	—	(500)
Depreciation and amortization	(49,561)	(250)	—	(49,811)	(36,562)	(309)	(36,871)	(85,187)	(337)	(85,524)
Other operating loss	(6,387)	—	—	(6,387)	—	—	—	—	—	—
Other operating gains (losses) - LNG trade	—	1,317	—	1,317	—	—	—	—	(27)	(27)
Gain on disposals to Golar Partners (including amortization of deferred gain)	43,783	—	—	43,783	65,619	—	65,619	—	—	—
Operating (loss) income	(2,623)	1,003	—	(1,620)	47,560	(445)	47,115	204,160	(1,404)	202,756
Other non-operating income (loss)	26,766	718	—	27,484	27,605	—	27,605	858,080	(151)	857,929
Net financial (expenses) income	(87,600)	(252)	—	(87,852)	41,768	—	41,768	(42,864)	(4)	(42,868)
Income taxes	1,114	—	—	1,114	3,404	—	3,404	(2,765)	—	(2,765)
Equity in net earnings (losses) of affiliates	19,408	—	—	19,408	15,821	—	15,821	(609)	—	(609)
Net (loss) income	(42,935)	1,469	—	(41,466)	136,158	(445)	135,713	1,016,002	(1,559)	1,014,443
Non-controlling interests	(1,655)	—	—	(1,655)	—	—	—	(43,140)	—	(43,140)
Net (loss) income attributable to Golar LNG Ltd	(44,590)	1,469	—	(43,121)	136,158	(445)	135,713	972,862	(1,559)	971,303
Total assets	3,990,658	1,335	360,120	3,991,993	2,664,953	268	2,665,221	2,413,564	835	2,414,399
Investment in affiliates	335,372	—	—	335,372	350,918	—	350,918	367,656	—	367,656
Capital expenditures	1,202,901	—	313,645	1,516,546	734,155	—	734,155	342,987	—	342,987

*The Hilli conversion into a FLNGV commenced in 2014. Therefore no comparative segmental information for the years ended December 31, 2013 and 2012 were presented.

Revenues from external customers

During December 31, 2014 and 2013, our vessels operated under charters with five main charterers: a major Japanese trading company, a leading independent commodity trading and logistics house, the BG Group, Eni S.p.A and the Gdf Suez. Prior to the deconsolidation of Golar Partners in December 2012, during December 31, 2012, the vast majority of our vessel operations operated under time charters with seven main charterers: BG Group, Dubai Supply Authority, Pertamina, Petrobras, PT Nusantara Regas, Qatar Gas Transport Company and Shell.

Both BG Group Plc and Shell are headquartered in the United Kingdom. Dubai Supply Authority is a government entity which is the sole supplier of natural gas to the Emirates. Eni S.pA is an Italian integrated energy company. Gdf Suez is a power, natural gas and energy services company headquartered in France. Pertamina is the state-owned oil and gas company of Indonesia. Petrobras is a semi-public Brazilian multinational energy company. PT Nusantara Regas is a joint venture company of Pertamina and Perusahaan Gas Negara, an Indonesian company engaged in the transport and distribution of natural gas in Indonesia. Qatar Gas Transport Company is a Qatari-listed shipping company established by the State of Qatar.

In time and voyage charters, the charterer, not us, controls the routes of our vessels. These routes can be worldwide as determined by the charterers, except for the FSRUs, which operate at specific locations where the charterers are based.  Accordingly, our management, including the chief operating decision maker, do not evaluate our performance either according to customer or geographical region.

In the years ended December 31, 2014, 2013 and 2012, revenues from the following customers accounted for over 10% of our consolidated time charter revenues:

(in thousands of $)	2014		2013		2012
Gdf Suez Gas	—	—%	10,015	11%	22,326	5%
Major Japanese trading Company	55,975	59%	47,744	53%	38,992	9%
Commodity trading and logistics house	15,761	17%	—	—%	—	—%
Eni Spa	—	—%	8,912	10%	2,480	1%
Petrobras*	—	—%	—	—%	90,321	22%
Dubai Supply Authority*	—	—%	—	—%	45,951	11%
Pertamina*	—	—%	—	—%	35,455	9%
Qatar Gas Transport Company*	—	—%	—	—%	23,006	6%
BG Group plc*	—	—%	13,114	14%	96,179	23%
PT Nusantara Regas*	—	—%	—	—%	38,789	9%

Geographical segment data

The following geographical data presents our revenues with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG vessels operate on a worldwide basis and are not restricted to specific locations.

Revenues (in thousands of $)	2014	2013	2012
Brazil*	—	—	90,321
United Arab Emirates*	—	—	45,951
Indonesia*	—	—	38,789
Kuwait**	4,182	—	—

* A substantial portion of these revenues for the year ended December 31, 2012 pertain to vessels owned by Golar Partners and its subsidiaries which were deconsolidated from December 13, 2012.

** This relates to revenues from the Golar Igloo prior to her disposal to Golar Partners on March 28, 2015.

In 2013, we did not own any operating FSRUs. In February 2014, the FSRU, Golar Igloo, was delivered to us which we subsequently sold to Golar Partners in March 2014. The vessel was chartered by KNPC, a subsidiary of Kuwait Petroleum Corporation, the state-owned oil and gas company of Kuwait during the period under Golar ownership. In December 2014, the FSRU, Golar Eskimo, was delivered to us which we subsequently sold to Golar Partners (see note 39). As of December 31, 2014, the Golar Eskimo was available on spot charter and has not commenced its charter with the Kingdom of Hashemite of Jordan.